Schedule of Revenues and Expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Staking and lending income	$ 2,558,288	$ 4,883,024	$ 6,363,485	$ 10,849,531
Management fees	1,222,111	2,885,160	3,685,379	7,547,407
Trading commissions	2,190,278	2,233,106	7,583,326	6,230,864
Revenues excluding realized and net change in unrealized gains (losses)	6,078,777	10,303,197	17,893,699	25,288,209
Realized and net change in unrealized gains and (losses) on ETP payables	(222,217,093)	(179,811,419)	22,704,954	(6,002,344)
Revenues from realized and net change in unrealized gains (losses)	12,257,322	11,956,574	19,057,408	53,856,102
Total revenues	18,336,099	22,259,771	36,951,107	79,144,311
Operating, general and administration	8,964,417	8,954,453	24,503,161	23,068,641
Share based payments	880,182	2,207,588	3,865,715	10,758,244
Amortization - right-of-use asset	262,464				$ 207,328
Amortization - intangibles		458,547	24,280	1,163,988
Fees and commissions	3,759,667	1,498,154	7,506,564	3,944,257
Foreign exchange (gain) loss	(309,746)	(10,875)	(935,280)	367,259
Total operating expenses	11,303,916	13,227,634	32,798,298	39,701,851
Operating income	7,032,183	9,032,137	4,152,809	39,442,460
Realized (loss) on investments, net		177,378		(300,804)
Unrealized (loss) on investments, net	13,351,129	21	(3,406,815)	2,723
Interest income	112,616	35,325	848,335	64,419
Other income	598,557		804,663
Gain on lease termination	28,881	(4,675,199)	(95)	(4,675,199)
Change in fair value of warrant liabilities	1,363,014		10,273,974
Impairment loss			(375,928)
Total other (expenses) income	15,435,978	(4,603,985)	8,186,295	(5,284,413)
Net income (loss) for the period before taxes	22,468,161	4,428,152	12,339,104	34,158,047
Current taxes	135,779	492,246	135,779	1,510,499
Net income for the period after taxes	$ 22,332,382	$ 3,935,906	12,203,325	32,647,548
Operating segments [member]
IfrsStatementLineItems [Line Items]
Staking and lending income			6,363,485	10,849,531
Management fees			3,685,379	7,547,407
Trading commissions			7,583,326	6,230,864
Other revenue			261,509	660,407
Revenues excluding realized and net change in unrealized gains (losses)			17,893,699	25,288,209
Realized and net change in unrealized gains and (losses) on digital assets			(7,173,053)	29,330,978
Realized and net change in unrealized gain on equity investments			3,425,863	30,527,468
Realized and net change in unrealized gains and (losses) on ETP payables			22,704,954	(6,002,344)
Realized and net change in unrealized loss on derivative liabilities			99,644
Revenues from realized and net change in unrealized gains (losses)			19,057,408	53,856,102
Total revenues			36,951,107	79,144,311
Operating, general and administration			24,503,161	23,068,641
Share based payments			3,865,715	10,758,244
Amortization - right-of-use asset			262,464	51,180
Amortization - intangibles			24,280	1,163,988
Fees and commissions			3,207,398	5,025,391
Foreign exchange (gain) loss			935,280	(367,259)
Total operating expenses			32,798,298	39,701,851
Operating income			4,152,809	39,442,460
Realized (loss) on investments, net				(300,804)
Unrealized (loss) on investments, net			(3,406,815)	2,723
Interest income			848,335	64,419
Interest expense			(126,225)
Other income			804,663
Gain on lease termination			146,838
Other expense			(95)
Loss on investment in associate			(140,878)
Change in fair value of warrant liabilities			10,273,974
Bad debt recovery			162,426
Impairment loss			(375,928)
Total other (expenses) income			8,186,295	(5,284,413)
Net income (loss) for the period before taxes			12,339,104	34,158,047
Current taxes			135,779	1,510,499
Net income for the period after taxes			12,203,324	32,647,548
Other comprehensive income (loss)
Foreign currency translation (loss) gain			1,436	1,142,502
Net (loss) income and comprehensive (loss) income for the period			12,204,760	33,790,050
Depreciation - property, plant and equipment				1,666
Finance costs				(375,552)
Financing expense				(4,675,199)
Operating segments [member] | DeFi [member]
IfrsStatementLineItems [Line Items]
Staking and lending income
Management fees
Trading commissions
Other revenue			218,009	192,407
Revenues excluding realized and net change in unrealized gains (losses)			218,009	192,407
Realized and net change in unrealized gains and (losses) on digital assets				(688,740)
Realized and net change in unrealized gain on equity investments
Realized and net change in unrealized gains and (losses) on ETP payables
Realized and net change in unrealized loss on derivative liabilities
Revenues from realized and net change in unrealized gains (losses)				(688,740)
Total revenues			218,009	(496,333)
Operating, general and administration			8,626,976	11,806,388
Share based payments			3,865,715	10,758,244
Amortization - right-of-use asset
Amortization - intangibles				1,118,886
Fees and commissions			56,000	19,303
Foreign exchange (gain) loss			865,550	(15,030)
Total operating expenses			13,414,241	23,687,791
Operating income			(13,196,232)	(24,184,124)
Realized (loss) on investments, net				(481,828)
Unrealized (loss) on investments, net			(2,405,115)	2,723
Interest income			767,981	29,371
Interest expense
Other income			804,662
Gain on lease termination
Other expense			(95)
Loss on investment in associate			(140,878)
Change in fair value of warrant liabilities			10,273,974
Bad debt recovery
Impairment loss
Total other (expenses) income			9,300,529	(5,125,437)
Net income (loss) for the period before taxes			(3,895,703)	(29,309,561)
Current taxes				347,990
Net income for the period after taxes			(3,895,703)	(29,657,551)
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Net (loss) income and comprehensive (loss) income for the period			(3,895,703)	(29,657,551)
Depreciation - property, plant and equipment
Finance costs				(504)
Financing expense				(4,675,199)
Operating segments [member] | Stillman digital [member]
IfrsStatementLineItems [Line Items]
Staking and lending income
Management fees
Trading commissions			7,583,326	6,230,864
Other revenue
Revenues excluding realized and net change in unrealized gains (losses)			7,583,326	6,230,864
Realized and net change in unrealized gains and (losses) on digital assets			(50,258)	302,647
Realized and net change in unrealized gain on equity investments
Realized and net change in unrealized gains and (losses) on ETP payables
Realized and net change in unrealized loss on derivative liabilities
Revenues from realized and net change in unrealized gains (losses)			(50,258)	302,647
Total revenues			7,533,068	6,533,511
Operating, general and administration			4,683,652	3,854,606
Share based payments
Amortization - right-of-use asset
Amortization - intangibles			24,280	5,291
Fees and commissions			828,502	702,496
Foreign exchange (gain) loss			(3,403)	(28)
Total operating expenses			5,533,031	4,563,928
Operating income			2,000,037	1,969,583
Realized (loss) on investments, net
Unrealized (loss) on investments, net
Interest income			2,254	1,360
Interest expense			368
Gain on lease termination
Other expense
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt recovery
Impairment loss
Total other (expenses) income			2,622	7
Net income (loss) for the period before taxes			2,002,659	1,969,590
Current taxes			129,901	1,147,876
Net income for the period after taxes			1,872,758	821,714
Other comprehensive income (loss)
Foreign currency translation (loss) gain
Net (loss) income and comprehensive (loss) income for the period			1,872,758	821,714
Depreciation - property, plant and equipment				1,563
Finance costs				(1,353)
Financing expense
Operating segments [member] | Valour Inc. [member]
IfrsStatementLineItems [Line Items]
Staking and lending income			6,363,485	10,849,531
Management fees			3,685,379	7,547,407
Trading commissions
Other revenue			43,500	468,000
Revenues excluding realized and net change in unrealized gains (losses)			10,092,364	18,864,938
Realized and net change in unrealized gains and (losses) on digital assets			(7,122,795)	29,717,071
Realized and net change in unrealized gain on equity investments			3,425,863	30,527,468
Realized and net change in unrealized gains and (losses) on ETP payables			22,704,954	(6,002,344)
Realized and net change in unrealized loss on derivative liabilities			99,644
Revenues from realized and net change in unrealized gains (losses)			19,107,666	54,242,195
Total revenues			29,200,030	73,107,133
Operating, general and administration			11,192,533	7,407,647
Amortization - right-of-use asset			262,464	51,180
Amortization - intangibles				39,811
Fees and commissions			2,322,896	4,303,592
Foreign exchange (gain) loss			73,133	(352,201)
Total operating expenses			13,851,026	11,450,132
Operating income			15,349,004	61,657,001
Realized (loss) on investments, net				181,024
Unrealized (loss) on investments, net			(1,001,700)
Interest income			78,100	33,688
Interest expense			(126,593)
Other income			1
Gain on lease termination			146,838
Loss on investment in associate
Change in fair value of warrant liabilities
Bad debt recovery			162,426
Impairment loss			(375,928)
Total other (expenses) income			(1,116,856)	(158,983)
Net income (loss) for the period before taxes			14,232,148	61,498,018
Current taxes			5,878	14,633
Net income for the period after taxes			14,226,270	61,483,385
Other comprehensive income (loss)
Foreign currency translation (loss) gain			1,436	1,142,502
Net (loss) income and comprehensive (loss) income for the period			$ 14,227,706	62,625,887
Depreciation - property, plant and equipment				103
Finance costs				(373,695)
Financing expense